UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8320

Strong Short-Term Global Bond Fund, Inc., on behalf of the Strong Advisor Short Duration Bond Fund and Strong Advisor Strategic Income Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Advisor Strategic Income Fund
January 31, 2005 (Unaudited)
                                                                        Shares or
                                                                        Principal
                                                                          Amount         Value
---------------------------------------------------------------------------------------------------
Corporate Bonds 88.4%
ALH Finance LLC/ALH Finance Corporation Senior Subordinated
Notes, 8.50%, Due 1/15/13 (b)                                           $  170,000       $ 174,250
AMF Bowling Worldwide, Inc. Senior Subordinated Notes, 10.00%,
Due 3/01/10                                                                165,000         172,425
AT&T Corporation Senior Bonds, 9.75%, Due 11/15/31                         170,000         217,387
AT&T Corporation Senior Notes, 9.05%, Due 11/15/11                         170,000         198,050
Airgate PCS, Inc. First Priority Senior Secured Floating Rate
Notes, 6.41%, Due 10/15/11 (b)                                              95,000          98,325
Aladdin Gaming Holdings LLC/Aladdin Capital Corporation Senior
Discount Notes, 13.50%, Due 3/01/10 (c) (d)                                600,000           3,000
Allied Waste North America, Inc. Senior Notes, 7.875%, Due
4/15/13                                                                    150,000         149,625
American Seafood Group LLC Senior Subordinated Notes, 10.125%,
Due 4/15/10                                                                300,000         324,000
AmerisourceBergen Corporation Guaranteed Notes, 7.25%, Due
11/15/12                                                                   130,000         143,975
Amkor Technologies, Inc. Senior Notes, 7.75%, Due 5/15/13                  170,000         152,150
Anchor Glass Containers Corporation Senior Secured Notes, Series
B, 11.00%, Due 2/15/13                                                     150,000         162,000
Appleton Papers, Inc. Senior Notes, 8.125%, Due 6/15/11                    160,000         169,600
Arch Western Finance LLC Variable Rate Guaranteed Senior Notes,
6.75%, Due 7/01/13                                                         210,000         215,250
Armor Holdings, Inc. Senior Subordinated Notes, 8.25%, Due
8/15/13                                                                    200,000         223,500
Boise Cascade LLC Senior Floating Rate Notes, 5.535%, Due
10/15/12 (b)                                                               105,000         108,412

CB Richard Ellis Services, Inc. Senior Notes, 9.75%, Due 5/15/10            72,000          82,440
CCO Holdings LLC/CCO Holdings Capital Corporation Senior
Floating Rate Notes, 6.615%, Due 12/15/10 (b)                              300,000         299,250
CP Ships, Ltd. Senior Yankee Notes, 10.375%, Due 7/15/12                   165,000         192,225
CSC Holdings, Inc. Senior Notes, 7.625%, Due 4/01/11                       140,000         153,300
Calpine Corporation Second Priority Senior Secured Notes, 8.50%,
Due 7/15/10 (b)                                                            245,000         193,550
Carriage Services, Inc. Notes, 7.875%, Due 1/15/15 (b)                     125,000         129,531
Carrols Corporation Senior Subordinated Notes, 9.00%, Due
1/15/13 (b)                                                                290,000         303,775
William Carter Company Senior Subordinated Notes, Series B,
10.875%, Due 8/15/11                                                       356,000         399,610
Centennial Communications Corporation/Centennial Cellular
Operating Company LLC/Centennial Puerto Rico Senior Notes,
8.125%, Due 2/01/14                                                        145,000         154,062
Charter Communication Holdings II Senior Notes, 10.25%, Due
9/15/10                                                                    175,000         182,875
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corporation Senior Notes, 9.92%, Due 4/01/11              245,000         196,000
Chumash Casino & Resort Enterprise Senior Notes, 9.00%, Due
7/15/10 (b)                                                                250,000         274,375
Cincinnati Bell, Inc. Senior Notes, 7.25%, Due 7/15/13                     195,000         203,775
Clean Harbors, Inc. Senior Secured Notes, 11.25%, Due 7/15/12 (b)          250,000         283,750
Commonwealth Brands, Inc. Senior Subordinated Notes, 10.625%,
Due 9/01/08 (b)                                                            325,000         339,625
Constar International, Inc. Senior Subordinated Notes, 11.00%,
Due 12/01/12                                                               200,000         210,250
Cooper-Standard Automotive, Inc. Notes, 7.00%, Due 12/15/12 (b)            165,000         162,937
Corrections Corporation of America Senior Notes, 7.50%, Due
5/01/11                                                                    150,000         160,312
Denny's Holdings, Inc. Senior Notes, 10.00%, Due 10/01/12 (b)              240,000         259,200
Dex Media, Inc. Notes, 8.00%, Due 11/15/13                                 180,000         192,150
Doane Pet Care Company Senior Notes, 10.75%, Due 3/01/10                   250,000         266,875
Dobson Cellular Systems Secured Notes, 9.875%, Due 11/01/12 (b)            210,000         215,775
Dollar Financial Group, Inc. Senior Notes, 9.75%, Due 11/15/11             295,000         326,712
ERICO International Corporation Senior Subordinated Notes,
8.875%, Due 3/01/12                                                        250,000         258,750
Echostar DBS Corporation Senior Notes, 6.625%, Due 10/01/14 (b)            225,000         228,375
El Paso Natural Gas Company Senior Notes, Series A, 7.625%, Due
8/01/10                                                                    260,000         283,725
Perry Ellis International, Inc. Senior Subordinated Notes,
Series B, 8.875%, Due 9/15/13                                              120,000         125,400
Equistar Chemicals LP/Equistar Chemical Funding Corporation
Senior Notes, 10.125%, Due 9/01/08                                         180,000         206,100
Fastentech, Inc. Senior Notes, 12.50%, Due 5/01/11 (b)                     125,000         141,875
Foot Locker, Inc. Debentures, 8.50%, Due 1/15/22                           360,000         405,000
Forest Oil Corporation Senior Notes, 8.00%, Due 12/15/11                   130,000         148,037
Foundation Pennsylvania Coal Company Senior Notes, 7.25%, Due
8/01/14 (b)                                                                145,000         152,612
General Cable Corporation Senior Notes, 9.50%, Due 11/15/10                195,000         220,350
General Motors Acceptance Corporation Notes, 6.75%, Due 12/01/14           170,000         166,969
Georgia-Pacific Corporation Senior Notes, 8.875%, Due 2/01/10              155,000         180,187
Graham Packaging Company Subordinated Notes, 9.875%, Due
10/15/14 (b)                                                               150,000         157,875
HCA, Inc. Notes, 5.75%, Due 3/15/14                                        135,000         131,536
HealthSouth Corporation Senior Notes, 7.625%, Due 6/01/12                  250,000         251,875
Hilcorp Energy I LP/Hilcorp Finance Company Senior Notes,
10.50%, Due 9/01/10 (b)                                                    200,000         224,500
Hollywood Casino Shreveport/Shreveport Capital Corporation First
Mortgage Notes, 13.00%, Due 8/01/06 (c)                                    320,000         267,200
Hollywood Casino Shreveport/Shreveport Capital Corporation
Guaranteed Notes, 13.00%, Due 8/01/06 (c)                                   15,000          12,525
Horizon PCS, Inc. Senior Notes, 11.375%, Due 7/15/12 (b)                   165,000         187,275
D.R. Horton, Inc. Senior Notes, 6.875%, Due 5/01/13                        200,000         221,601
Houghton Mifflin Company Senior Discount Notes, Zero %, Due
10/15/13 (Rate Reset Effective 10/15/08)                                   200,000         137,000
Huntsman International LLC Senior Subordinated Notes, 7.375%,
Due 1/01/15 (b)                                                            160,000         160,000
IMC Global, Inc. Senior Notes, 10.875%, Due 8/01/13                        135,000         165,038
Imco Recycling Escrow, Inc. Senior Notes, 9.00%, Due 11/15/14 (b)          110,000         114,675
IPSCO, Inc. Senior Yankee Notes, 8.75%, Due 6/01/13                        100,000         113,500
IWO Escrow Company Senior Discount Notes, Zero %, Due 1/15/15
(Rate Reset Effective 1/15/10) (b)                                         100,000          64,250
IWO Escrow Company Senior Secured Floating Rate Notes, 6.32%,
Due 1/15/12 (b)                                                             40,000          40,200
Inergy LP/Inergy Finance Corporation Senior Notes, 6.875%, Due
12/15/14 (b)                                                               300,000         300,000
Intelsat, Ltd. Senior Floating Rate Notes, 7.7938%, Due 1/15/12
(b)                                                                        170,000         175,950
Intelsat, Ltd. Senior Yankee Notes, 8.25%, Due 1/15/13 (b)                 125,000         130,000
Interface, Inc. Senior Subordinated Notes, 9.50%, Due 2/01/14              200,000         218,000
Jacuzzi Brands, Inc. Senior Securities, 9.625%, Due 7/01/10                250,000         280,000
Jafra Cosmetics International, Inc. / Distribuidora Comercial
Jafra SA De CV Senior Subordinated Notes, 10.75%, Due 5/15/11              250,000         288,125
JohnsonDiversey Holdings, Inc. Senior Discount Notes, Zero %,
Due 5/15/13 (Rate Reset Effective 5/15/07)                                 420,000         366,450
Jostens IH Corporation Senior Subordinated Notes, 7.625%, Due
10/01/12 (b)                                                               340,000         347,650
KB Home Senior Notes, 5.875%, Due 1/15/15                                  150,000         152,672
Knowledge Learning Center Senior Subordinated Notes, 7.75%, Due
2/01/15 (b)                                                                170,000         170,425
Lyondell Chemical Company Senior Secured Notes, 10.50%, Due
6/01/13                                                                    175,000         207,375
MCI, Inc. Senior Notes, 8.735%, Due 5/01/14                                220,000         241,175
Magnachip Semiconductor SA/Magnachip Semiconductor Finance
Company Second Priority Secured Floating Rate Notes, 5.76%, Due
12/15/11 (b)                                                               120,000         124,350
Mueller Group, Inc. Secured Floating Rate Notes, 6.91%, Due
11/01/11                                                                   120,000         123,900
Mueller Group, Inc. Senior Subordinated Notes, 10.00%, Due
5/01/12                                                                    120,000         130,200
National Wine & Spirits, Inc. Senior Notes, 10.125%, Due 1/15/09           200,000         199,000
NationsRent, Inc. Senior Secured Notes, 9.50%, Due 10/15/10                305,000         341,600
Nevada Power Company General and Refunding Mortgage Notes,
5.875%, Due 1/15/15 (b)                                                    120,000         120,900
North Atlantic Trading, Inc. Senior Notes, 9.25%, Due 3/01/12              205,000         158,619
Northwestern Corporation Senior Secured Notes, 5.875%, Due
11/01/14 (b)                                                               160,000         165,458
Novelis, Inc. Senior Yankee Notes, 7.25%, Due 2/15/15 (b)                  170,000         173,825
OM Group, Inc. Senior Subordinated Notes, 9.25%, Due 12/15/11              200,000         214,000
JC Penney Company, Inc. Notes, 8.00%, Due 3/01/10                          140,000         159,425
Parker Drilling Company Floating Rate Senior Notes, 7.15%, Due
9/01/10                                                                    165,000         173,663
Paxson Communications Corporation Senior Subordinated Discount
Notes, Zero %, Due 1/15/09 (Rate Reset Effective 1/15/06)                  375,000         363,750
Polyone Corporation Senior Notes, 10.625%, Due 5/15/10                     200,000         224,000
Pride International, Inc. Senior Notes, 7.375%, Due 7/15/14                130,000         143,650
PRIMEDIA, Inc. Senior Floating Rate Notes, 7.665%, Due 5/15/10             240,000         254,400
Qwest Communications International, Inc. Senior Floating Rate
Notes, 6.04%, Due 2/15/09 (b)                                              300,000         306,000
Qwest Corporation Senior Notes, 7.875%, Due 9/01/11 (b)                    300,000         322,500
Qwest Services Corporation Variable Rate Notes, 14.50%, Due
12/15/14 (b)                                                               250,000         314,375
Rainbow National Services LLC Senior Subordinated Notes,
10.375%, Due 9/01/14 (b)                                                   170,000         200,175
Reader's Digest Association, Inc. Senior Notes, 6.50%, Due
3/01/11                                                                    207,000         218,903
Rent-Way, Inc. Senior Secured Notes, 11.875%, Due 6/15/10                  300,000         334,500
Resolution Performance Products LLC Senior Subordinated Notes,
13.50%, Due 11/15/10                                                       170,000         188,275
Rhodia SA Senior Yankee Notes, 10.25%, Due 6/01/10                         130,000         148,525
Riddell Bell Holdings, Inc. Senior Subordinated Notes, 8.375%,
Due 10/01/12 (b)                                                           175,000         181,125
Rogers Cable, Inc. Senior Secured Second Priority Yankee Notes,
6.75%, Due 3/15/15 (b)                                                     340,000         350,200
Rogers Wireless, Inc. Secured Floating Rate Yankee Notes,
5.525%, Due 12/15/10 (b)                                                   285,000         301,388
Seminis Vegetable Seeds, Inc. Senior Subordinated Notes, 10.25%,
Due 10/01/13                                                               150,000         180,000
Sierra Pacific Resources Senior Notes, 8.625%, Due 3/15/14                 175,000         195,344
Superior Essex Communications LLC/Essex Group, Inc. Senior
Notes, 9.00%, Due 4/15/12                                                  180,000         187,200
Tempur-Pedic, Inc./Tempur Production USA, Inc. Senior
Subordinated Notes, 10.25%, Due 8/15/10                                    163,000         185,820
Tenet Healthcare Corporation Senior Notes, 9.25%, Due 2/01/15 (b)          170,000         170,850
Texas Genco LLC/Texas Genco Financing Corporation Senior Notes,
6.875%, Due 12/15/14 (b)                                                   160,000         166,400
Town Sports International, Inc. Senior Notes, 9.625%, Due 4/15/11          125,000         132,188
Triton PCS, Inc. Guaranteed Senior Notes, 8.50%, Due 6/01/13               200,000         193,500
UCAR Finance, Inc. Guaranteed Senior Notes, 10.25%, Due 2/15/12            200,000         224,750
US Oncology, Inc. Senior Notes, 9.00%, Due 8/15/12 (b)                     130,000         141,700
United Industries Corporation Guaranteed Notes, Series D,
9.875%, Due 4/01/09                                                        210,000         214,857
United Rentals NA, Inc. Senior Subordinated Notes, 7.75%, Due
11/15/13                                                                   185,000         180,838
Venetian Casino Resort LLC/Las Vegas Sands, Inc. Mortgage Notes,
11.00%, Due 6/15/10                                                        250,000         283,750
Venoco, Inc. Senior Notes, 8.75%, Due 12/15/11 (b)                         160,000         162,400
Vertis, Inc. Senior Notes, 10.875%, Due 6/15/09                            165,000         178,613
Warner Music Group Senior Subordinated Notes, 7.375%, Due
4/15/14 (b)                                                                350,000         367,500
Waterford Gaming LLC Senior Notes, 8.625%, Due 9/15/12 (b)                 124,000         134,540
Williams Scotsman, Inc. Senior Secured Notes, 10.00%, Due 8/15/08          130,000         142,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corporation First
Mortgage Notes, 6.625%, Due 12/01/14 (b)                                   220,000         217,250
Xerox Capital Trust I Guaranteed Securities, 8.00%, Due 2/01/27            250,000         261,875
---------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $24,260,387)                                                25,196,986
---------------------------------------------------------------------------------------------------
Term Loans 2.3%
Goodyear Tire & Rubber Company Variable Rate Term Loan, 7.03%,
Due 3/31/06                                                                500,000         509,375
Revlon Consumer Products Corporation Variable Rate Term Loan,
8.51%, Due 7/31/10                                                         130,000         135,688
---------------------------------------------------------------------------------------------------
Total Term Loans (Cost $638,750)                                                           645,063
---------------------------------------------------------------------------------------------------
Convertible Bonds 0.4%
GrafTech International, Ltd. Debentures, 1.625%, Due 1/15/24 (b)           142,000         123,363
---------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $142,000)                                                    123,363
---------------------------------------------------------------------------------------------------
Convertible Preferred Stocks 0.4%

Williams Companies, Inc. 5.50% (b)                                           1,306         112,479
---------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $65,300)                                          112,479
---------------------------------------------------------------------------------------------------
Preferred Stocks 0.0%
Adelphia Communications Corporation 13.00% Exchangeable, Series
B (c) (d)                                                                      350           1,138
---------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $32,550)                                                        1,138
---------------------------------------------------------------------------------------------------
Common Stocks 4.5%
Aleris International, Inc. (c)                                              12,225         205,136
Cablevision Systems New York Group Class A (c)                               3,000          82,170
Carter's, Inc. (c)                                                           2,200          80,432
Chesapeake Energy Corporation                                                9,200         161,644
MTR Gaming Group, Inc. (c)                                                  12,700         151,384
Pinnacle Entertainment, Inc. (c)                                             7,500         135,375
The Readers Digest Association, Inc.                                         5,000          80,600
Rhodia Sa Sponsored ADR (c)                                                 65,000         165,750
Spanish Broadcasting System, Inc. Class A (c)                               22,200         228,105
---------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $959,773)                                                      1,290,596
---------------------------------------------------------------------------------------------------
Short-Term Investments (a) 3.5%
Repurchase Agreements
ABN AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $800,055); Collateralized by:  United States Government
& Agency Issues                                                        $   800,000         800,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $191,105); Collateralized by:  United
States Government & Agency Issues                                          191,100         191,100
---------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $991,100)                                               991,100
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $27,089,860) 99.5%                                28,360,725
Other Assets and Liabilities, Net 0.5%                                                     129,009
---------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                     $ 28,489,734
===================================================================================================


LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy or the fund has halted accruing income.
(d) Illiquid security.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Advisor Short Duration Bond Fund
January  31, 2005 (Unaudited)
                                                                          Shares or
                                                                          Principal
                                                                           Amount             Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds 15.1%
Altria Group, Inc. Notes, 6.375%, Due 2/01/06                            $  135,000         $   137,930
Ball Corporation Senior Notes, 7.75%, Due 8/01/06                           120,000             125,700
Bank of America Corporation Senior Notes, 5.25%, Due 2/01/07                800,000             824,791
Bank One Texas Subordinated Notes, Tranche #SB1, 6.25%, Due
2/15/08                                                                     350,000             371,036
Cendant Corporation Notes, 6.875%, Due 8/15/06                              165,000             172,776
Citizens Communications Company Debentures, 7.60%, Due 6/01/06              180,000             188,550
Clear Channel Communications, Inc. Senior Notes, 6.00%, Due
11/01/06                                                                    500,000             516,524
Countrywide Home Loans, Inc. Notes, Series K, 5.625%, Due 5/15/07           505,000             524,793
Cox Communications, Inc. Notes, 7.75%, Due 8/15/06                          150,000             158,548
Entergy Gulf States, Inc. Floating Rate First Mortgage Notes,
2.80%, Due 12/01/09                                                         200,000             200,047
FPL Group Capital, Inc. Guaranteed Debentures, 3.25%, Due 4/11/06            50,000              49,920
Ford Motor Credit Company Notes, 6.50%, Due 1/25/07                         300,000             308,984
France Telecom Variable Rate Yankee Notes, 7.95%, Due 3/01/06               320,000             334,312
General Electric Capital Corporation Notes, 5.375%, Due 3/15/07             705,000             729,376
General Motors Acceptance Corporation Floating Rate Notes,
3.61%, Due 7/16/07                                                          185,000             181,911
Household International, Inc. Senior Notes, 8.875%, Due 2/15/06             225,000             236,913
Johnson Controls, Inc. Notes, 5.00%, Due 11/15/06                           180,000             184,056
Lennar Corporation Senior Notes, Series B, 9.95%, Due 5/01/10               180,000             192,121
Liberty Media Corporation Variable Rate Senior Notes, 3.99%, Due
9/17/06                                                                     110,000             111,313
Park Place Entertainment Corporation Senior Notes, 8.50%, Due
11/15/06                                                                    155,000             167,400
Protective Life United States Trust Agreement-Backed Notes,
5.875%, Due 8/15/06 (b)                                                     500,000             517,085
Prudential Financial, Inc. Senior Notes, 4.104%, Due 11/15/06               200,000             201,780
Schuler Homes Guaranteed Notes, 9.375%, Due 7/15/09                          75,000              80,813
Southern California Edison Company First Mortgage Notes, 8.00%,
Due 2/15/07                                                                  83,000              89,834
TeleCorp PCS, Inc. Senior Subordinated Notes, 10.625%, Due
7/15/10                                                                     210,000             227,764
Telus Corporation Yankee Notes, 7.50%, Due 6/01/07                          235,000             253,884
Univision Communications, Inc. Senior Notes, 2.875%, Due 10/15/06           260,000             255,952
--------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $7,293,067)                                                       7,344,113
--------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 43.1%
ABN AMRO Mortgage Corporation Variable Rate Pass-Thru
Certificates, Series 2002-1A, Class IA-1, 5.85%, Due 6/25/32                249,810             251,065
Aames Mortgage Trust Variable Rate Mortgage Pass-Thru
Certificates, Series 2003-1, Class M1, 3.21%, Due 10/25/33                1,000,000           1,000,195
Accredited Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-3, Class 1A2, 3.44%, Due 10/25/34                 500,000             494,902
Bank of America Mortgage Securities, Inc. Variable Rate
Pass-Thru Certificates, Series 2002-K, Class 3A-1, 7.0822%, Due
10/20/32                                                                     97,037              98,834
Bank One Issuance Trust Floating Rate Notes, Series 2004-B1,
Class B1, 2.80%, Due 3/15/12                                                500,000             503,257
Bear Stearns Asset Backed Securities Trust Interest Only
Mortgage Pass-Thru Certificates, Series 2003-ABF1, Class AIO,
4.00%, Due 3/25/06                                                        6,333,322             200,885
CDC Mortgage Capital Trust Variable Rate Pass-Thru Certificates,
Series 2003-HE4, Class M1, 3.18%, Due 3/25/34                               999,981           1,004,981
CWABS, Inc. Variable Rate Revolving Home Equity Loan
Asset-Backed Notes:
    Series 2002-C, Class A, 2.72%, Due 5/15/28                              307,446             307,855
    Series 2004-Q, Class 2A, 2.78%, Due 12/15/33                            500,234             500,840
Chase Funding Trust Variable Rate Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class IIM-1, 3.13%, Due 5/25/33              1,000,000           1,000,000
Countrywide Alternative Loan Trust, Inc. Interest Only Mortgage
Pass-Thru Certificates, Series 2004-J9, Class 1AI0, 1.40%, Due
3/25/07                                                                   6,249,242              82,021
Countrywide Home Equity Loan Trust Variable Rate Asset-Backed
Notes, Series 2004-I, Class A, 2.77%, Due 2/15/34                           309,459             310,557
Countrywide Home Loans Inc. Variable Rate Mortgage Pass-Thru
Certificates:
    Series 2001-HYB1, Class 2A1, 4.7133%, Due 6/19/31                       116,664             117,539
    Series 2004-20, Class 3A1, 4.1622%, Due 9/25/34                         117,016             120,966
Countrywide Variable Rate Asset-Backed Certificates, Series
2004-7, Class AF1, 2.73%, Due 10/25/22                                      440,511             440,938
DLJ Commercial Mortgage Corporation Pass-Thru Certificates,
Series 2000-CF1, Class A1A, 7.45%, Due 6/10/33                              315,094             324,896
DLJ Mortgage Acceptance Corporation Variable Rate Mortgage
Pass-Thru Certificates (d):
    Series 1990-2, Class A, 3.8756%, Due 1/25/22                            198,744             198,387
    Series 1991-3, Class A1, 3.671%, Due 2/20/21                            182,606             181,206
DaimlerChrysler Auto Trust Asset-Backed Notes, Series 2005-A,
Class A2, 3.17%, Due 9/08/07                                                500,000             499,688
Duke Funding I, Ltd. Floating Rate Bonds, Series 1A, Class A,
2.76%, Due 11/10/30 (b)                                                   1,500,000           1,477,500
Equifirst Mortgage Loan Trust Variable Rate Asset-Backed
Certificates, Series 2003-2, Class III-A3, 2.47%, Due 9/25/33               372,754             372,295
Fleet Commercial Loan Master LLC Variable Rate Asset-Backed
Notes, Series 2000-1A, Class B2, 2.87%, Due 11/16/07 (b)                    500,000             500,234
GMAC Commercial Mortgage Securities, Inc. Pass-Thru
Certificates, Series 2000-C2, Class A1, 7.273%, Due 8/16/33                 686,946             724,291
GS Mortgage Securities Corporation Variable Rate Mortgage
Participation Securities, Series 1998-1, Class A, 8.00%, Due
9/19/27 (b)                                                                 399,699             429,347
GS Mortgage Securities Corporation Variable Rate Pass-Thru
Certificates:
    Series 2004-4, Class 1AF, 2.93%, Due 6/25/34 (b)                        347,800             347,602
    Series 2004-4, Class 2A1, 4.1727%, Due 6/25/34 (b)                      343,542             350,665
    Series 2004-4, Class 2A2, 5.216%, Due 4/25/32                           563,146             568,989
Housing Securities, Inc. Variable Rate Mortgage Pass-Thru
Certificates, Series 1992-8, Class 8-C, 3.3675%, Due 6/25/24                139,364             135,824
Indymac Index Mortgage Loan Trust Variable Rate Interest Only
Pass-Thru Certificates, Series 2004-AR8, Class AX1, 0.80%, Due
11/25/34                                                                 14,425,288             184,110
Master Adjustable Rate Mortgages Trust Pass-Thru Certificates,
Series 2002-3, Class 4-A-1, 6.1774%, Due 10/25/32                           194,395             195,799
Merrill Lynch Credit Corporation Mortgage Investors, Inc. Senior
Subordinated Variable Rate Mortgage Pass-Thru Certificates,
Series 1994-A, Class A-4, 3.4585%, Due 7/15/19                              127,971             129,579
Preferred Term Securities XV Variable Rate Yankee Notes,
4.0713%, Due 9/26/34 (b)                                                    285,000             285,011
Renaissance Home Equity Loan Trust Variable Rate Asset-Backed
Certificates, Series 2004-3, Class AF1, 2.75%, Due 11/25/34                 305,800             306,016
Residential Asset Mortgage Products, Inc. Asset-Backed Pass-Thru
Certificates, Series 2003-RZ5, Class A2, 3.18%, Due 3/25/27                 135,000             134,675
Residential Asset Securities Corporation Floating Rate
Certificates, Series 2001-KS1, Class AII, 2.765%, Due 3/25/32                86,869              86,996
Residential Asset Securities Corporation Mortgage Pass-Thru
Certificates, Series 1998-KS3, Class AI7, 5.98%, Due 10/25/29               605,410             611,863
Residential Asset Securities Corporation Variable Rate
Asset-Backed Pass-Thru Certificates, Series 2003-KS8, Class
MII1, 3.16%, Due 10/25/33                                                 1,000,000           1,008,555
Residential Finance LP / Residential Finance De Corporation
Variable Rate Real Estate Certificates, Series 2003-C, Class
B-3, 3.82%, Due 9/10/35 (b)                                                 981,889             999,072
Salomon Brothers Mortgage Securities VII, Inc. Floating Rate
Mortgage Pass-Thru Certificates, Series 1990-2, Class A,
3.7442%, Due 11/25/20                                                       409,689             409,186
Sequoia Mortgage Trust Mortgage Adjustable Rate Pass-Thru
Certificates, Series 8, Class 3A, 3.9085%, Due 8/20/32                      835,323             855,031
Structured Asset Investment Loan Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-BC3, Class M1, 3.48%, Due
4/25/33                                                                   1,000,000           1,006,094
Structured Asset Securities Corporation Floating Rate Mortgage
Pass-Thru Certificates, Series 1998-RF2, Class A, 8.5452%, Due
7/15/27 (b)                                                                 377,656             395,757
Terwin Mortgage Trust Variable Rate Asset-Backed Certificates,
Series 2004-21HE, Class 1-A1, 3.01%, Due 12/25/34                           144,081             144,081
Wachovia Bank Commercial Mortgage Trust Interest Only Mortgage
Pass-Thru Certificates, Series 2002-C2, Class 3, 1.3683%, Due
11/15/34 (b)                                                             10,000,000             406,250
Washington Mutual Mortgage Pass-Thru Certificates, Series
2002-AR7, Class A-6, 5.53%, Due 7/25/32                                     332,101             332,789
Washington Mutual Mortgage Securities Corporation Mortgage
Pass-Thru Certificates:
    Series 2002-AR10, Class A6, 4.816%, Due 10/25/32                         82,038              82,087
    Series 2002-AR15, Class A5, 4.38%, Due 12/25/32                         134,930             135,385
Washington Mutual Variable Rate Mortgage Pass-Thru Certificates,
Series 2003-AR7, Class A5, 3.066%, Due 8/25/33                              268,000             262,861
Wilshire Funding Corporation Variable Rate Mortgage-Backed
Certificates, Series 1998-WFC2, Class M-1, 4.60%, Due 12/28/37
(d)                                                                         398,264             398,264
--------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost                                    20,915,220
$20,828,091)
--------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 25.9%
FHLMC Adjustable Rate Participation Certificates:
    Pool #1B0145, 6.033%, Due 10/01/31                                       79,776              82,173
    Pool #786823, 6.026%, Due 7/01/29                                       186,450             196,078
    Pool #788792, 6.15%, Due 1/01/29                                        194,273             200,661
    Pool #789272, 5.661%, Due 4/01/32                                       160,479             167,108
    Pool #789483, 5.665%, Due 6/01/32                                       197,207             205,387
    Pool #865456, 5.512%, Due 7/01/10                                        14,742              14,886
FHLMC Guaranteed Mortgage Participation Certificates, 9.50%, Due
2/25/42                                                                     922,402           1,017,525
FHLMC Participation Certificates:
    7.50%, Due 12/01/11 thru 10/01/12                                     1,335,184           1,408,142
    9.00%, Due 12/01/16 thru 10/01/19                                     1,195,225           1,343,027
    9.50%, Due 6/15/06                                                       10,567              10,582
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
    Pool #365418, 3.902%, Due 1/01/23                                        69,879              71,407
    Pool #545460, 5.818%, Due 11/01/31                                      227,927             236,152
    Pool #675491, 4.959%, Due 4/01/33                                       725,854             737,422
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Pass-Thru Trust, Series 2003-W10, Class 3A2A, 2.196%,
Due 7/25/37                                                                 248,548             246,040
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Certificates, Series 2002-W4, Class A6, 4.4423%,
Due 5/25/42                                                                 591,563             604,572
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Participation Certificates:
    Series 2003-W6, Class 6A, 4.2279%, Due 8/25/42                          860,874             879,638
    Series 2003-W11, Class A1, 6.841%, Due 6/25/33                          761,555             789,310
FNMA Adjustable Rate Guaranteed Real Estate Mortgage Investment
Conduit Trust Pass-Thru Certificates, Series 2003-W3, Class 1A4,
4.1741%, Due 8/25/42                                                        274,717             280,770
FNMA Guaranteed Mortgage Pass-Thru Certificates:
    7.50%, Due 12/15/09                                                     520,452             542,656
    8.00%, Due 12/15/24                                                     506,207             551,684
    8.33%, Due 7/15/20                                                      415,055             460,398
    10.50%, Due 8/01/20                                                      35,519              40,344
    11.00%, Due 4/01/12                                                      73,557              80,708
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Certificates:
    9.00%, Due 6/25/20                                                      467,049             508,430
    9.50%, Due 11/25/31                                                     747,735             824,845
Federal Home Loan Bank Bonds, 3.375%, Due 10/05/07                          130,000             129,223
GNMA Guaranteed Pass-Thru Certificates, 7.00%, Due 5/15/13 thru
6/15/33                                                                     901,990             965,030
GNMA Guaranteed Pass-Thru Certificates, 7.00%, Due 6/15/33
--------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $12,285,175)                            12,594,198
--------------------------------------------------------------------------------------------------------
Term Loans 0.4%
Davita, Inc. Variable Rate Term Loan B, 4.42%, Due 3/31/09                  177,569             178,901
--------------------------------------------------------------------------------------------------------
Total Term Loans (Cost $179,123)                                                                178,901
--------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 16.1%
Corporate Bonds 11.8%
AOL Time Warner, Inc. Notes, 5.625%, Due 5/01/05                            450,000             452,914
Bergen Brunswig Corporation Senior Notes, 7.25%, Due 6/01/05                175,000             178,063
Capital One Bank Senior Notes, 8.25%, Due 6/15/05                           260,000             264,698
Centerpoint Energy Corporation Notes, 8.125%, Due 7/15/05                   175,000             178,946
Comcast Corporation Senior Notes, 8.375%, Due 11/01/05                      210,000             217,542
Conagra Foods, Inc. Senior Notes, 9.875%, Due 11/15/05                      165,000             172,648
Conectiv, Inc. Notes, Series B, 5.30%, Due 6/01/05                          200,000             201,176
D.R. Horton, Inc. Senior Notes, 10.50%, Due 4/01/05                         100,000             101,204
DaimlerChrysler North America Holding Corporation Notes, 7.75%,
Due 6/15/05                                                                 175,000             178,070
Deutsche Telekom International Finance BV Yankee Notes, 8.25%,
Due 6/15/05                                                                 175,000             178,230
Walt Disney Company Notes, 7.30%, Due 2/08/05                               370,000             370,236
Electronic Data System Corporation Notes, 7.125%, Due 5/15/05 (b)           165,000             166,793
GPU, Inc. Debentures, 7.70%, Due 12/01/05                                   310,000             319,646
General Motors Acceptance Corporation Notes, 6.75%, Due 1/15/06             270,000             276,029
Harrahs Operating, Inc. Guaranteed Senior Subordinated Notes,
7.875%, Due 12/15/05                                                        250,000             259,375
Lear Corporation Senior Notes, Series B, 7.96%, Due 5/15/05                 165,000             167,178
Midland Funding Corporation II Lease Obligation Bonds, Series A,
11.75%, Due 7/23/05                                                         149,705             154,552
Nabisco, Inc. Notes, 6.85%, Due 6/15/05                                     150,000             152,004
NiSource Finance Corporation Notes, 7.625%, Due 11/15/05                    225,000             232,326
PP&L Capital Funding, Inc. Senior Notes, 7.75%, Due 4/15/05                 175,000             176,490
Park Place Entertainment Corporation Senior Subordinated Notes,
7.875%, Due 12/15/05                                                         70,000              72,538
Royal Bank of Scotland Group PLC Yankee Notes, 8.817%, Due
3/31/05                                                                     300,000             302,756
Sprint Capital Corporation Notes, 7.90%, Due 3/15/05                        395,000             397,440
Tele-Communications, Inc. Senior Notes, 7.25%, Due 8/01/05                  335,000             341,063
Ultramar Diamond Shamrock Corporation Notes, 8.00%, Due 3/15/05             150,000             150,762
Weyerhauser Company Notes, 5.50%, Due 3/15/05                                60,000              60,140
                                                                                   ---------------------
Total Corporate Bonds                                                                         5,722,819

Municipal Bonds 0.4%
Bayonne, New Jersey Redevelopment Agency Revenue, 4.25%, Due
5/27/05                                                                     205,000             204,895

Variable Rate Municipal Bonds 0.6%
Ohio Water Development Authority Facilities Pollution Control
Revenue Refunding - Ohio Edison Company Project, 3.35%, Due
6/01/33 (Mandatory Put at $100 on 12/01/05)                                 300,000             300,504

Non-Agency Mortgage & Asset-Backed Securities 0.4%
Asset Backed Funding Corporation Interest Only Asset-Backed
Certificates, Series 2002-OPT1, Class A, 2.50%, Due 3/25/05              10,000,000              19,531
IMPAC CMB Trust Interest Only Collateralized Asset-Backed Bonds,
Series 2003-4, Class 3-A, 6.00%, Due 9/25/05                              3,199,952              85,874
Structured Asset Investment Loan Trust Interest Only Mortgage
Pass-Thru Certificates, Series 2003-18XS, Class AIO, 5.00%, Due
5/25/05                                                                   2,857,143              36,829
Structured Asset Securities Corporation Interest Only Mortgage
Pass-Thru Certificates:
    Series 2003-BC1, Class A, 6.00%, Due 2/25/05                          4,363,619              16,023
    Series 2003-S1, Class A-IO, 6.00%, Due 2/25/05                        4,571,444              16,786
                                                                                   ---------------------
Total Non-Agency Mortgage & Asset-Backed Securities                                             175,043

Repurchase Agreements 2.8%
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $1,387,033); Collateralized by:  United
States Government & Agency Issues                                         1,387,000           1,387,000

United States Government & Agency Issues 0.1%
FHLMC Participation Certificates, 10.00%, Due 6/01/05                         2,021               2,061
United States Treasury Bills, Due 4/28/05 (c)                                50,000              49,712
                                                                                   ---------------------
Total United States Government & Agency Issues                                                   51,773
--------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $7,844,796)                                                7,842,034
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $48,430,252) 100.6%                                    48,874,466
Other Assets and Liabilities, Net (0.6%)                                                       (300,345)
--------------------------------------------------------------------------------------------------------
Net Assets 100%                                                                            $ 48,574,121
========================================================================================================

FUTURES
-------------------------------------------------------------------------------------------------------
                                                                               Unrealized
                                                          Underlying Face     Appreciation/
                                       Expiration Date    Amount at Value    (Depreciation)
-------------------------------------------------------------------------------------------------------
Sold:
13 Five-Year U.S. Treasury Notes           3/05             $  (1,420,250)      $   (5,337)
16 Two-Year U.S. Treasury Notes            3/05                (3,345,000)           2,932


LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security is pledged to cover margin requirements on open futures contract.
(d) Illiquid security.

Percentages are stated as a percent of net assets.

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Short-Term Global Bond Fund, Inc., on behalf of the Strong Advisor Short Duration Bond Fund and Strong Advisor Strategic Income Fund



By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005